Derivative financial instruments and market risks (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of Fair Value of Derivative Instruments	The table below shows the fair value of derivative instruments as of December 31, 2024, 2023 and 2022:

(€ million)	Non- current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2024 (net)	Market value at December 31, 2023 (net)	Market value at December 31, 2022 (net)
Currency derivatives	—	217	217	—	(330)	(330)	(113)	75	112
operating	—	81	81	—	(111)	(111)	(30)	22	22
financial	—	136	136	—	(219)	(219)	(83)	53	90
Interest rate derivatives	—	—	—	(121)	(7)	(128)	(128)	(165)	(232)
Equity derivatives	—	—	—	—		—	—	—	—
Total	—	217	217	(121)	(337)	(458)	(241)	(90)	(120)

Summary of Operating Currency Hedging Instruments	The table below shows operating currency hedging instruments in place as of December 31, 2024, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2024			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	7,521	(67)	—	—	—	7,521	(67)
of which US dollar	3,974	(59)	—	—	—	3,974	(59)
of which Chinese yuan renminbi	703	(5)	—	—	—	703	(5)
of which Pound sterling	368	(1)	—	—	—	368	(1)
of which Japanese yen	241	2	—	—	—	241	2
of which Turkish lira	216	(23)	—	—	—	216	(23)
Forward currency purchases	4,796	37	—	—	—	4,796	37
of which US dollar	2,660	24	—	—	—	2,660	24
of which Singapore dollar	484	3	—	—	—	484	3
of which Chinese yuan renminbi	451	2	—	—	—	451	2
of which Turkish lira	203	19	—	—	—	203	19
of which Canadian dollar	126	—	—	—	—	126	—
Total	12,317	(30)	—	—	—	12,317	(30)
The table below shows operating currency hedging instruments in place as of December 31, 2023, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2023			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	6,112	30	—	—	—	6,112	30
of which US dollar	2,981	35	—	—	—	2,981	35
of which Chinese yuan renminbi	788	7	—	—	—	788	7
of which Singapore dollar	419	(1)	—	—	—	419	(1)
of which Japanese yen	339	(6)	—	—	—	339	(6)
of which Korean won	192	(4)	—	—	—	192	(4)
Forward currency purchases	4,246	(8)	—	—	—	4,246	(8)
of which US dollar	2,022	(12)	—	—	—	2,022	(12)
of which Singapore dollar	876	—	—	—	—	876	—
of which Chinese yuan renminbi	364	(1)	—	—	—	364	(1)
of which Korean won	137	2	—	—	—	137	2
of which Japanese yen	123	1	—	—	—	123	1
Total	10,358	22	—	—	—	10,358	22
The table below shows operating currency hedging instruments in place as of December 31, 2022, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2022			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	5,403	49	—	—	—	5,403	49
of which US dollar	2,732	56	—	—	—	2,732	56
of which Chinese yuan renminbi	576	2	—	—	—	576	2
of which Japanese yen	240	(5)	—	—	—	240	(5)
of which Singapore dollar	180	1	—	—	—	180	1
of which Korean won	179	(14)	—	—	—	179	(14)
Forward currency purchases	3,459	(27)	—	—	—	3,459	(27)
of which US dollar	2,047	(21)	—	—	—	2,047	(21)
of which Singapore dollar	375	(7)	—	—	—	375	(7)
of which Chinese yuan renminbi	142	—	—	—	—	142	—
of which Korean won	130	4	—	—	—	130	4
of which Taiwan dollar	84	—	—	—	—	84	—
Total	8,862	22	—	—	—	8,862	22

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated	The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2024				2023			2022
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	10,377		(195)		10,279	111		7,559	66
of which US dollar	8,923	(a)	(176)	2025	6,628	101	2024	6,114	59	2023
of which Japanese yen	371		4	2025	157	(1)	2024	111	—	2023
of which Chinese yuan renminbi	235		(1)	2025	513	4	2024	203	2	2023
Forward currency purchases	6,884		112		7,055	(58)		4,997	24
of which US dollar	4,397	(b)	123	2025	3,073	(52)	2024	2,011	(4)	2023
of which Singapore dollar	819		2	2025	2,696	(10)	2024	2,154	22	2023
of which Hungarian forint	641		(9)	2025	99	1	2024	59	1	2023
Total	17,261		(83)		17,334	53		12,556	90
(a)Includes forward sales with a notional amount of $3,615 million expiring in 2025, designated as a hedge of Sanofi’s net investment in Bioverativ. As of
December 31, 2024, the fair value of these forward contracts represented a liability of €88 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.
(b)Includes forward purchases with a notional amount of $1,000 million expiring in 2025, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2024, the fair value of the contracts was an asset of €75 million, the opposite entry for €0.2 million of which was debited to “Other comprehensive income” under the cost of hedging accounting treatment.

Disclosure of Instruments	The table below shows interest rate hedging instruments in place as of December 31, 2024:

	Notional amounts by expiry date as of December 31, 2024								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2025	2026	2027	2028	2029	2030 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/ receive 1.03%	—	—	—	483	—	—	483	(47)	483	(47)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	—	483	—	—	483	(43)	483	(43)	—	—	—
pay capitalized Ester/receive 0.69%	850	—	—	—	—	—	850	(7)	850	(7)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	650		650	(31)	650	(31)	—	—	—
Total	850	—	—	966	650	—	2,466	(128)	2,466	(128)	—	—	—
The table below shows interest rate hedging instruments in place as of December 31, 2023:

	Notional amounts by expiry date as of December 31, 2023								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2024	2025	2026	2027	2028	2029 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/ receive 1.03%	—	—	—	—	453	—	453	(49)	453	(49)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	—	—	453	—	453	(43)	453	(43)	—	—	—
pay capitalized Ester/receive 0.69%	—	850	—	—	—	—	850	(28)	850	(28)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	—	650	650	(44)	650	(44)	—	—	—
pay capitalized Ester/receive 3.43%	999	—	—	—	—	—	999	(1)	999	(1)	—	—	—
Total	999	850	—	—	906	650	3,405	(165)	3,405	(165)	—	—	—
The table below shows interest rate hedging instruments in place as of December 31, 2022:

	Notional amounts by expiry date as of December 31, 2022								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2023	2024	2025	2026	2027	2028 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/ receive 1.03%	—	—	—	—	—	467	467	(62)	467	(62)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	—	—	—	467	467	(56)	467	(56)	—	—	—
pay capitalized Ester/ receive 0.69%	—	—	850	—	—	—	850	(43)	850	(43)	—	—	—
pay capitalized Ester/ receive 0.92%	—	—	—	—	—	650	650	(71)	650	(71)	—	—	—
Total	—	—	850	—	—	1,584	2,434	(232)	2,434	(232)	—	—	—

Disclosure of Actual or Potential Effects of Netting Arrangements	The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2024		2023		2022
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	217	(458)	201	(291)	206	(326)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	217	(458)	201	(291)	206	(326)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)
Financial instruments	(201)	201	(171)	171	(160)	160
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	16	(257)	30	(120)	46	(166)